Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements as of March 31, 2016 and for the three and nine months ended March 31, 2016 and 2015 have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (“SEC”) and on the same basis as the Company prepares its annual audited consolidated financial statements. The condensed consolidated balance sheet as of March 31, 2016 and the condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended March 31, 2016 and 2015 and the statements of cash flows for the nine months ended March 31, 2016 and 2015 and statement of shareholders’ equity for the nine months ended March 31, 2016 are unaudited, but include all adjustments, consisting only of normal recurring adjustments, which the Company considers necessary for a fair presentation of the consolidated financial position, operating results and cash flows for the periods presented. The results for the three and nine months ended March 31, 2016 are not necessarily indicative of results to be expected for the fiscal year ending June 30, 2016 or for any future interim period. The condensed consolidated balance sheet at June 30, 2015 has been derived from the audited consolidated financial statements of the Company. However, the interim financial information does not include all of the information and notes required by GAAP for complete consolidated financial statements. The accompanying condensed consolidated financial statements and notes thereto should be read in conjunction with the consolidated financial statements for the fiscal year June 30, 2015, and notes thereto included in the Company’s Registration Statement filed on Form S-1. There have been no material changes to the significant accounting policies previously disclosed in the Company’s Registration Statement filed on Form S-1.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The financial information set forth herein reflects: (a) the consolidated results of operations and cash flows of the Successor for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014 and the Predecessor for the period from July 1, 2013 through August 14, 2013 and the fiscal year ended June 30, 2013 and (b) the financial position of the Successor as of June 30, 2015 and 2014.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Multi Packaging Solutions International Limited and its controlled subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of Multi Packaging Solutions Global Holdings Limited and its controlled subsidiaries (collectively, referred to as the “Company”). All material intercompany accounts and transactions have been eliminated in consolidation.

Newly Adopted Accounting Pronouncements

Newly Adopted Accounting Pronouncements

In September 2015, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. ASU No. 2015-16 requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. ASU No. 2015-16 is effective for annual reporting periods beginning after December 15, 2015 and for interim periods within such annual period. Early application is permitted for financial statements that have not been previously issued. The Company has elected to early adopt the provisions of ASU No. 2015-16 at the end of the third quarter in fiscal 2016 (March 31, 2016). The adoption of the new guidance did not materially impact the Company’s consolidated financial position or results of operations.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718). ASU No. 2016-09 requires all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. It also will allow an employer to repurchase more of an employee’s shares than it can today for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods within such annual period. Early adoption is permitted, however all of guidance must be adopted in the same period under the transition requirements. The Company is currently evaluating the potential effects of adopting the provisions of ASU No. 2016-02.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). ASU No. 2016-02 requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. Lease expenses will be recognized in the income statement in a manner similar to existing requirements. The amendments in this update are effective for annual periods beginning after December 15, 2018, and interim periods within such annual period, and must be adopted using a modified retrospective method for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. Early adoption is permitted. The Company is currently evaluating the potential effects of adopting the provisions of ASU No. 2016-02.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU No. 2015-17 requires that deferred tax assets and liabilities be classified as noncurrent on the balance sheet. ASU 2015-17 is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted as of the beginning of an interim or annual reporting period. The Company intends to adopt this new guidance, on a retrospective basis, in the fourth quarter of fiscal 2016. The adoption of this guidance will impact the balance sheet classification of such assets and liabilities.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. ASU No. 2015-11 requires inventory measured using any method other than last-in, first out or the retail inventory method to be subsequently measured at the lower of cost or net realizable value, rather than at the lower of cost or market. ASU No. 2015-11 is effective for annual reporting periods beginning after December 15, 2016 and for interim periods within such annual period. Early application is permitted. The Company is currently evaluating the potential effects of adopting the provisions of ASU No. 2015-11.

In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in ASU No. 2015-03 require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The recognition and measurement guidance for debt issuance costs are not affected by the amendments. ASU No. 2015-03 must be applied retrospectively and is effective for annual reporting periods beginning after December 15, 2015 and for interim periods within such annual period. Early application is permitted for financial statements that have not been previously issued. In August 2015, the FASB issued ASU No. 2015-15, Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. ASU No. 2015-15 states that for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting such costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company expects to early adopt the provisions of ASU Nos. 2015-03 and 2015-15 at the end of fiscal 2016 (June 30, 2016). The adoption of this new guidance will impact the balance sheet classification of such costs.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014-09 supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, ASU No. 2014-09 supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition-Construction-Type and Production-Type Contracts. Under ASU No. 2014-09, an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU No. 2014-09 also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU No. 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and for interim periods within such annual period, with early application prohibited for annual reporting periods beginning after December 15, 2016. ASU No. 2014-09 allows for either full retrospective or modified retrospective adoption. The Company is evaluating the transition method that will be elected and the potential effects of adopting the provisions of ASU No. 2014-09.

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, which adds additional disclosure requirements for items reclassified out of accumulated other comprehensive income. This guidance was effective for private companies for financial periods beginning after December 15, 2013. ASU 2013-02 did not have a material effect on the Company’s consolidated financial position, results of operations or cash flows. In April 2014, FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which amends the requirements for reporting discontinued operations. This ASU requires the disposal of a component of an entity or a group of components of an entity to be reported in discontinued operations if the disposal represents a strategic shift that will have a major effect on the entity’s operations and financial results. This ASU also requires additional disclosures about discontinued operations and disclosures about the disposal of a significant component of an entity that does not qualify as a discontinued operation. This ASU is effective prospectively for reporting periods beginning after December 15, 2014, with early adoption permitted. The adoption of this ASU did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This ASU supersedes the revenue recognition requirements in Accounting Standards Codification 605—Revenue Recognition and most industry-specific guidance throughout the Codification. The standard requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. On July 9, 2015, the FASB modified ASU 2014-09 to be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. As modified, the FASB permits the adoption of the new revenue standard early, but not before the annual periods beginning after December 31, 2016. A public organization would apply the new revenue standard to all interim reporting periods within the year of adoption. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial position and results of operations.

In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This ASU requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” This standard amends existing guidance to require the presentation of debt issuance costs in the balance sheet as a deduction from the carrying amount of the related debt liability instead of a deferred charge. It is effective for annual reporting periods beginning after December 15, 2015, but early adoption is permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial position and results of operations.

In July 2015, the FASB issued ASU No. 2015-11 “Inventory (Topic 330): Simplifying the Measurement of Inventory.” This standard requires entities to measure most inventory “at the lower of cost and net realizable value,” thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. The new standard will not apply to inventories that are measured by using either the last-in, first-out (LIFO) method or the retail inventory method. The new standard will be effective for fiscal years beginning after December 15, 2016, and interim periods in fiscal years beginning after December 15, 2016. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial position and results of operations.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Foreign Currency

Foreign Currency

The functional currencies of the Company’s foreign subsidiaries are the respective local currencies. Assets and liabilities of the Company’s foreign subsidiaries and affiliates are translated into U.S. dollars at the fiscal year-end exchange rates, and revenues and expenses are translated at average monthly exchange rates. Translation gains and losses are recorded as a component of accumulated other comprehensive (loss) income within the accompanying consolidated statements of shareholders’ equity (deficiency). Transaction gains and losses resulting from transactions entered into under contracts in a currency other than the subsidiary’s functional currency are accounted for on a transactional basis as a credit or charge to operations. The Company recognized foreign currency transaction gains (losses) in the amounts of $12,171, $777, $364 and $(220) for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and for the fiscal year ended June 30, 2013, respectively, which is recorded in Other income (expense) in the accompanying consolidated statements of operations and comprehensive income (loss).

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company has restricted cash deposited in an escrow account relating to contingent consideration from the June 9, 2011 acquisition of CD Cartondruck AG. Restricted cash was $1,985 and $2,425 as of June 30, 2015 and June 30, 2014, and is included as a component of Other Assets on the consolidated balance sheet.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are presented net of an allowance for doubtful accounts of $2,932 and $2,689 as of June 30, 2015 and 2014, respectively. The allowance for doubtful accounts reduces receivables to amounts that are expected to be collected. In estimating the allowance, management considers factors such as current overall and industry-specific economic conditions, statutory requirements, historical and anticipated customer performance, historical experience with write-offs and the level of past-due amounts. Changes in these conditions may result in additional allowances. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Inventories

Inventories

Inventories are stated at the lower of cost or market value. Inventory costs include materials, labor and manufacturing overhead. Cost is determined by the first-in, first-out method. Obsolete inventory is identified based on an analysis of inventory for known obsolescence issues and a write-down or write-off is provided based on this analysis.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment was adjusted to fair value on August 15, 2013, which represents a new cost basis. Expenditures for maintenance and repairs are charged to current operations, while major improvements that materially extend useful lives are capitalized. Depreciation is computed over the estimated useful lives of the assets using the straight-line method as follows:

Buildings and improvements	3-40 years
Machinery and equipment	3-13 years
Furniture and fixtures	3-7 years

Depreciation expense was $78,035, $41,831, $2,824 and $27,457 for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013, respectively.

Deferred Financing Costs

Deferred Financing Costs

Costs relating to obtaining debt financing are capitalized and amortized over the term of the related debt using effective interest method. Amortization of deferred financing costs charged to interest expense was $871, $478, $279 and $1,906 for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013, respectively.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the cost of acquired businesses in excess of the fair value of the assets acquired and liabilities assumed of such businesses at the acquisition date. Goodwill is not amortized, but is subject to impairment tests. The Company reviews the carrying amounts of goodwill by reporting unit at least annually on April 1 (the annual assessment date), or more frequently when indicators of impairment are present, to determine if goodwill may be impaired. The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of goodwill is less than its carrying value. The Company would not be required to quantitatively determine the fair value of goodwill unless the Company determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value.

If the Company determines that the fair value is less than the carrying value based on the qualitative assessment, a quantitative assessment based upon discounted cash flow and market approach analyses is performed to determine the estimated fair value of the reporting units. The Company includes assumptions about expected future operating performance as part of a discounted cash flow analysis to estimate fair value. If the carrying values of goodwill are not recoverable, based on the discounted cash flow analysis, management performs the next step, which compares the fair value of the reporting unit to the carrying value of the tangible and intangible net assets of the reporting units. Goodwill is considered impaired if the recorded fair value of the tangible and intangible net assets exceeds the fair value of the reporting unit.

The Company did not recognize any impairment charges for goodwill during any of the periods presented, as the Company’s annual impairment testing indicated that all reporting unit goodwill fair values exceeded their respective carrying values.

Intangible assets have been acquired through various business acquisitions and include customer relationships, developed technology, licensing agreements, and a photo library. The intangible assets are initially valued at their acquisition date using either a discounted cash flow model or relief from royalty method. The relief from royalty method is used for developed technology and licensing agreements and assumes that if the acquired company did not own the intangible asset or intellectual property, it would be willing to pay a royalty for its use. The benefit of ownership of the intellectual property is valued as the relief from the royalty expense that would otherwise be incurred. Intangible assets are amortized on a straight-line basis, except for customer relationship intangibles that are amortized on an accelerated basis. Useful lives vary by asset type and are determined based on the period over which the intangible asset is expected to contribute directly or indirectly to the Company’s future cash flows.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its definite-lived long-lived assets for impairment whenever events or changes in circumstances indicate that carrying amount of the asset may not be recoverable. Such circumstances could include, but are not limited to (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the carrying value of the asset being evaluated exceed the estimated undiscounted future cash flows, an impairment loss would be indicated, at which point recognition of the impairment would occur based on a determination of the asset’s fair value. There was no impairment with respect to the Company’s definite-lived long-lived assets for any periods presented.

Investments in Unconsolidated Entities

Investments in Unconsolidated Entities

Investments in unconsolidated entities over which the Company has significant influence are accounted for under the equity method of accounting, whereby the investment is carried at the cost of the acquisition, plus the Company’s equity in the undistributed earnings or losses. Investments in entities over which the Company does not have the ability to exert significant influence over the investees’ operating and financing activities are accounted for under the cost method of accounting. If there is objective evidence that indicates an equity or cost method investment is impaired, a loss is recognized. For the period from August 15, 2013 through June 30, 2014, the Company recorded an impairment loss of $1,006 related to an equity method investment (see Note 8). For the year ended June 30, 2013, the Company recorded an impairment loss of $1,000 related to its cost method investment (see Note 8). Unconsolidated entities were $0 and $50 as of June 30, 2015 and 2014, respectively, and are recorded in other assets on the Company’s consolidated balance sheets.

Available-For-Sale Securities

Available-For-Sale Securities

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Securities not classified as held to maturity or as trading, are classified as available for sale, and are carried at fair market value, with the unrealized gains and losses, net of tax, included in the determination of comprehensive income. The Company reviews its holdings on a regular basis to determine if there has been an other-than-temporary decline in market value. If it is determined that an other-than-temporary decline exists in a marketable equity security, the Company writes down the investment to its fair market value and records the related write-down as an investment loss in its consolidated statement of operations and comprehensive income. For the year ended June 30, 2013, the Company recorded an impairment loss on its available-for-sale security of $1,112 (see Note 8). Available-for-sale securities were $253 and $238 as of June 30, 2015 and 2014, respectively, and are recorded in other assets on the Company’s consolidated balance sheets.

Derivative Instruments

Derivative Instruments

The Company uses derivative instruments to manage its exposure to certain risks relating to its ongoing business operations. The Company has not elected hedge accounting for these derivative instruments, and accordingly are valued at fair value with unrealized gains or losses reported in earnings during the period of the change. No derivative instruments are entered into for speculative purposes.

One risk managed by the Company using derivative instruments is interest rate risk. To manage interest rate exposure, the Company enters into hedge transactions (interest rate swaps) using derivative financial instruments. The objective of entering into interest rate swaps is to eliminate the variability of cash flows in the London Interbank Offered Rate (“LIBOR”) interest payments associated with variable-rate loans over the life of the loans. As changes in interest rates affect the future cash flow of interest payments, the hedges provide a synthetic offset to interest rate movements.

The Company is also exposed to foreign-currency exchange-rate fluctuations in the normal course of business, primarily related to the Great Britain Pound Sterling, Euros and the Polish Zloty denominated liabilities within its international subsidiaries whose functional currency is other than the U.S. dollar. The Company manages these fluctuations, in part, using non-deliverable forward foreign exchange contracts and foreign currency forward contracts, that are intended to offset changes in cash flow attributable to currency exchange movements. These contracts are intended primarily to economically address exposure related to merchandise inventory expenditures made by the Company’s international subsidiaries whose functional currency is other than the U.S. dollar.

For the year ended June 30, 2015 and the period from August 15, 2013 through June 30, 2014, the change in the fair value of interest rate swaps was $(1,918) and $391, respectively, which is recorded in other income (expense), net in the accompanying statements of operations and comprehensive income (loss). For the year ended June 30, 2015 and for the period from August 15, 2013 through June 30, 2014, the change in the fair value of the forward foreign-exchange contracts was $(124), and $157, which is recorded as selling, general and administrative expenses in the accompanying statement of operations and comprehensive income (loss). The Company had no derivative instruments in the other periods presented.

Fair Value Measurements

Fair Value Measurements

The fair value of a financial instrument is the amount that would be received in an asset sale or paid to transfer a liability in an orderly transaction between unaffiliated market participants. Assets and liabilities measured at fair value are categorized based on whether the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial instruments within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The hierarchy is prioritized into three levels with the highest priority given to Level 1, as these are the most transparent or reliable. The following fair value hierarchy is used in selecting inputs, with the highest priority given to Level 1, as these are the most transparent or reliable:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company calculates the fair value of financial instruments and includes this additional information in the notes to the consolidated financial statements where the fair value is different from the book value of those financial instruments. When the fair value approximates book value, no additional disclosure is made.

Concentrations

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. At times, the Company’s cash may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limits or comparable insurance in Europe.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the credit risk. The Company controls credit risk through credit approvals, credit limits, and monitoring procedures. The Company performs credit evaluations of its customers, but generally does not require collateral to support accounts receivable. At June 30, 2015 and June 30, 2014, no customers accounted for more than 10% of accounts receivable. For the year ended June 30, 2015 and the period from August 15, 2013 through June 30, 2014, no customers accounted for more than 10% of net sales. For the period from July 1, 2013 through August 14, 2013, one customer accounted for approximately 11% of net sales. During the year ended June 30, 2013, one customer accounted for approximately 12% of net sales.

Revenue Recognition

Revenue Recognition

The Company produces packaging products, principally cartons, labels, inserts and rigid packaging for sale to manufacturers of branded and private label consumer goods, pharmaceutical, medical and multi-media products. Products are printed on board, paper or plastic substrates and converted via printing presses and oftentimes subsequently finished in a folding or gluing or other operation. The Company records revenue on the sales of products manufactured when title to the product transfers, which is generally at the time of shipment to the customer.

In all of the above cases, revenue is recorded only when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the fee is fixed and determinable and (iv) collectability of the sales is reasonably assured. Provisions for discounts and rebates to customers, estimated returns and allowances and other adjustments are provided for in the same period the related sales are recorded when they are determined to be probable and estimable.

Shipping and Handling Fees and Expenses

Shipping and Handling Fees and Expenses

The Company records shipping and handling related fees charged to customers in net sales and records the related expenses in costs of goods sold in the consolidated statements of operations and comprehensive income (loss).

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013 were approximately $828, $585, $28 and $122, respectively. Advertising costs are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).

Equity-Based Compensation

Equity-Based Compensation

The Company and its affiliates have sponsored an equity compensation plan and other equity-based compensation more fully described in Note 20. The Predecessor measured the cost of employee services received in exchange for equity-based compensation based upon the grant date fair value of the equity issued. The Successor measured the cost of employee services received in exchange for equity-based compensation based on the fair value of the equity award at the balance sheet date. The cost is recognized as compensation expense over the requisite service period, which is generally as the equity instruments vest.

Excess tax benefits realized from the exercise of equity-based awards are classified in cash flows from financing activities. The Predecessor has elected the “with and without approach” regarding ordering of windfall tax benefits to determine whether the windfall tax benefit actually reduces taxes payable in the current year. Under this approach, recognition of the deferred tax assets and related tax benefits associated with the excess tax benefits on equity-based compensation occurs when the related tax deduction reduces taxes payable.

Income Taxes

Income Taxes

The Company recognizes income taxes in accordance with guidance established by GAAP, which requires an asset and liability approach for financial accounting and reporting for income taxes and establishes a minimum threshold for financial statement recognition of the benefit of tax positions. The provision for income taxes is based upon income or loss after adjustment for those items that are not considered in the determination of taxable income.

Deferred income taxes represent the tax effects of differences between the financial reporting and tax bases of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse. The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method).

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Numerator:
Net income (loss) available to common shareholders—basic and diluted	$6,499	$(51,864)	$(23,710)	$58

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Denominator:
Weighted average number of common shares outstanding—basic	61,939,432	44,228,626	116,373	116,110
Effect of dilutive stock options	—	—	—	2,963

Weighted average number of common shares outstanding—diluted	61,939,432	44,228,626	116,373	119,073
Basic earnings (loss) per share	$0.10	$(1.17)	$(203.74)	$0.50

Dilutive earnings (loss) per common share	$0.10	$(1.17)	$(203.74)	$0.49

Stock options and unvested restricted stock units in the amounts of 1,992,000 and 9,810 for the period from August 15, 2013 through June 30, 2014 and the period from July 1, 2013 through August 14, 2013, respectively, are excluded from the diluted earnings (loss) per common share as their inclusion would be anti-dilutive. There were no stock options in the Company’s stock for the year ended June 30, 2015.